Earnings Per Share	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
EARNINGS PER SHARE

15 - EARNINGS PER SHARE

The computation of basic and dilutive net loss per share attributable to common stockholders for the year ended December 31, 2025 and 2024, are as follows:

	Years Ended December 31,
	2025	2024
Basic:
Numerator:
Net loss attributable to common shareholders	$(6,660,038)	$(47,457,768)
Denominator:
Weighted-average common shares outstanding	42,806,029	25,257,473
Net loss per share – basic:	$(0.16)	$(1.88)
Diluted:
Numerator:
Net loss attributable to common and common equivalent shareholders	(6,660,038)	(47,457,768)
Denominator:
Weighted-average common stock outstanding	42,806,029	25,257,473
Total common and common equivalent shares outstanding	42,806,029	25,257,473
Net loss per share – diluted:	$(0.16)	$(1.88)

The weighted average potential shares of common stock that were excluded from the calculation of net loss per share-diluted for the periods presented because including them would have been anti-dilutive consisted of the following:

	Years Ended December 31,
	2025	2024
Stock options outstanding to purchase shares of common stock and RSUs	4,356,519	-
Public Warrants	6,384,326	1,906,552
SPAC Private Placement Warrants	5,256,218	1,569,665
Private Veea Warrants	159,307	47,574
2025 Investor Warrants	2,048,460	-
Convertible Notes	162,799	88,759

The weighted average potential shares of common stock that were excluded from the calculation of net loss per share-diluted because the performance or market conditions associated with these awards were not met are as follows for the periods presented:

	Years Ended December 31,
	2025	2024
Earn-Out Liability	4,500,000	1,343,836